Alpine Ultra Short Tax Optimized Income Fund
Summary Section Alpine Ultra Short Tax Optimized Income Fund
Investment Objective
The investment objective of the Alpine Ultra Short Tax Optimized Income Fund (the “Ultra Short Fund”) is to seek high after-tax current income consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the pay if you buy and hold shares of the Ultra Short Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Ultra Short Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the Ultra Short Fund’s prospectus and statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Ultra Short Tax Optimized Income Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within less than 30 days of purchase)	0.25%	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Ultra Short Tax Optimized Income Fund		Class A	Institutional Class
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses		1.07%	0.82%
Fee Waiver and/or Expense Reimbursements	[1]	(0.19%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	[2]	0.88%	0.63%
[1]	The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Ultra Short Fund's distributor, and for purchases of $250,000 or greater.
[2]	Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and to absorb expenses of the Ultra Short Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, where applicable, but excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.95% of the Ultra Short Fund's Class A Shares average net assets and 0.70% of the Institutional Class average net assets. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the "Board of Trustees"), this arrangement will remain in effect until at least February 28, 2013. Prior to December 1, 2009, the expense cap was 0.85% and 0.60%, respectively. "Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements" have been restated to reflect the current expense cap.

Example

This example is intended to help you compare the cost of investing in the Ultra Short Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ultra Short Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultra Short Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Ultra Short Tax Optimized Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	164	369	618	1,331
Institutional Class	89	242	436	995

Portfolio Turnover

The Ultra Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Ultra Short Fund’s performance. During the fiscal year ended October 31, 2011, the Ultra Short Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests its assets in a combination of municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)) and taxable debt obligations. Under normal circumstances, the Ultra Short Fund will invest at least 80% of its net assets in tax-exempt obligations. The taxable debt obligations in which the Ultra Short Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Ultra Short Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. It is expected that the Ultra Short Fund’s average portfolio maturity, at the time of investment, will range from 30 days to three years depending on market conditions. The obligations in which the Ultra Short Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Ultra Short Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Ultra Short Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Ultra Short Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Ultra Short Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Ultra Short Fund’s portfolio and makes adjustments as necessary. The Adviser expects that the Ultra Short Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Ultra Short Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Ultra Short Fund’s distributions that will be taxable as ordinary income. The Ultra Short Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Principal Investment Risks

An investment in the Ultra Short Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Ultra Short Fund. By itself, the Ultra Short Fund does not constitute a balanced investment program.

• Credit Risk — The credit quality and liquidity of the Ultra Short Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Ultra Short Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

• Derivative Securities Risk — The Ultra Short Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Ultra Short Fund to receive taxable income or to lose money.

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Ultra Short Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

• Liquidity Risk — Some securities held by the Ultra Short Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Ultra Short Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Ultra Short Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Ultra Short Fund to under perform when compared to other funds with similar investment goals.

• Market Risk — The price of a security held by the Ultra Short Fund may fall due to changing market, economic or political conditions.

• Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner. This could reduce the Ultra Short Fund’s share price and its income distributions.

• Municipal Securities Risk — Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by the U.S. Congress or state legislatures, thereby affecting the value of outstanding municipal securities.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Ultra Short Fund’s tax-efficient strategies may reduce the taxable income of the Ultra Short Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Ultra Short Fund will achieve its investment objective.

• Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

Performance

The bar chart and table below show how the Ultra Short Fund has performed and provides some indication of the risks of investing in the Ultra Short Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Ultra Short Fund for full calendar years. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Ultra Short Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table below compares the Ultra Short Fund’s performance over time to the Ultra Short Fund’s benchmarks. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) does not indicate how the Ultra Short Fund will perform in the future. Updated performance is available on the Ultra Short Fund’s website at www.alpinefunds.com.

Calendar Year Total Returns as of 12/31 Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
2.47%	6/30/03	(0.58)%	6/30/04

Average Annual Total Returns (For the periods ending December 31, 2011)
Average Annual Total Returns Alpine Ultra Short Tax Optimized Income Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	1.91%	2.84%	2.98%		Dec. 06, 2002
Institutional Class - Return After Taxes on Distributions	1.91%	2.74%	2.71%		Dec. 06, 2002
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	1.87%	2.73%	2.70%		Dec. 06, 2002
Lipper Short Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)	2.40%	2.50%	2.18%	[1]	Dec. 06, 2002
Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)	1.58%	3.03%	2.55%		Dec. 06, 2002
[1]	The Lipper Short Municipal Debt Funds Average reflects a return from December 31, 2002 through December 31, 2011.

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Ultra Short Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Effective October 12, 2007, the Ultra Short Fund’s Class A shares began imposing a maximum sales charge of 0.50% on purchases.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.